UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Robert Dickson, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2010

Item 1. Reports to Stockholders.

ANNUAL REPORT

October 31, 2010

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund
Dear Fellow Shareholder,

As of October 31, 2010, the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $13.18 per share. Total return (including a $0.152 per share dividend) for the fiscal year ended October 31, 2010 was 17.27 percent. This compares with a total return of 19.41 percent for the unmanaged Wilshire 5000 Index for the same period. Annualized total return for the three years ended October 31, 2010 was -7.22 percent, compared to -5.46 percent for the Wilshire 5000. Over the five year period ended October 31, 2010, the Fund’s annualized total return was .02 percent, while the Wilshire 5000 Index’s annualized return was 2.58 percent. Since inception on December 31, 2001, the Fund has produced a total return of 5.24 percent annualized (57.07 percent cumulative), compared to 3.55 percent annualized (36.10 percent cumulative) for the Wilshire 5000. The total annual gross operating expense ratio for the fund is 2.25%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for one hundred and eighty days or less. Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower.

In previous letters we’ve contrasted the fragile, uneven nature of the current U.S. economic recovery with the ongoing string of upside surprises in S&P 500 earnings. In general, big capital has been winning and labor and small business have been losing in what is widely characterized as the “new normal” recovery. These contrasting outcomes for different segments of the U.S. population are simply not sustainable, as the political backlash from rising income and wealth disparity continues to build. Herb Stein, former Senior Fellow at the American Enterprise Institute, famously said that “If something cannot go on forever, it will stop.” In this case the endpoint of extraordinary government spending and money creation will eventually be higher inflation. In the meantime, however, deleveraging efforts on the part of the average household are frustrating the efforts of policymakers.

After 18 months of ebb and flow following the 2008 financial crisis, deflationary forces regained the upper hand this past summer. This resulted in renewed efforts on the part of the Federal Reserve to stimulate growth in the form of $600 billion of additional money creation, also known as “quantitative easing.” As with previous attempts to spur the economy via renewed consumer borrowing and spending, this latest effort has thus far had little effect other than to push up stock and commodity prices. Gold, copper, cotton and oil prices have been rising, indicating that reflationary efforts are working. Real estate values have continued to erode, however, indicating that reflationary efforts are failing. With repeated stimulative efforts on the part of the Fed and Treasury (somewhat less likely after Republicans took control of the House) in the cards, the final chapter of the deflation/reflation story has yet to be written. Our best guess is that the next 12 months could continue with a deflationary bias, as both bank lending and home prices continue in the doldrums.

Fort Pitt Capital Total Return Fund

Our expectations for a steady diet of low-grade domestic deflation are buttressed by overseas events. China recently raised bank reserve requirements in an effort to cool property inflation, and the European Monetary Union (EMU) is in disarray over debt problems in Ireland, Portugal and Spain. Several of these peripheral nations may eventually be forced to leave the EMU in order to regain control of domestic monetary policy and repay their debts in devalued punts, escudos and pesetas. This would likely create steady appreciation in the dollar, and additional “safe-haven” flows into U.S. Treasury Bonds.

Right now (quantitative easing notwithstanding), debt repayment and cash accumulation remain uppermost in investors’ minds. There are some signs that corporate capital spending is reviving, though mostly in the areas of productivity-enhancing computer systems and software. Jobless claims have stabilized, but hiring does not appear set to take off. Minor employment gains at the corporate level are largely being offset by further cutbacks in state and local government. Our job as money managers is to navigate these crosscurrents in a fashion which we believe should best build the after-tax, after-inflation value of our investment. We remain focused on companies with a history of stable cash flows and minimal financial leverage, as debt service is a difficult burden in a still-deflating economy. The equity portion of the portfolio also sports the highest dividend yield in its nearly 10-year history,

Thank you for your continued support of our Fund.

Sincerely,

Charles A. Smith
Portfolio Manager

Mutual Fund investing involves risk; principal loss is possible. The Fund may also invest in fixed income securities. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

The opinions expressed are those of Charles A. Smith through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Wilshire 5000 Index is a capitalization weighted index of all U.S. headquartered companies which provides the broadest measure of U.S. stock market performance. It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fort Pitt Capital Total Return Fund

Fort Pitt Capital Total Return Fund
Growth of a Hypothetical $10,000 Investment at October 31, 2010
vs.
Wilshire 5000 Total Market Index & S&P 500® Index

Average Annual Rate of Return
Periods ended October 31, 2010

	Past 1 Year	Past 3 Years	Past 5 Years	Since Inception
Fort Pitt Capital Total Return Fund	17.27%	-7.22%	0.02%	5.24%
Wilshire 5000 Total Market Index	19.41%	-5.46%	2.58%	3.55%
S&P 500 Index	16.52%	-6.49%	1.73%	2.31%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.  Total return includes reinvestment of dividends and capital gains.  The Fund imposes a 2.00% redemption fee on shares held for 180 days or less.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.  Total return calculations reflect expense reimbursements and fee waivers in the applicable periods.  See financial highlights for periods where fees were waived or reimbursed.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or Fund distributions.

The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks.  You cannot invest directly in an index.

The Standard & Poor's 500 Index (S&P 500®) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

Fort Pitt Capital Total Return Fund

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS October 31, 2010

EXPENSE EXAMPLE October 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2010 – October 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  Additionally, you will be charged a 2% redemption fee on the redemption or exchange of Fund shares held for 180 days or less.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment funds as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying investment funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying investment funds are expected to vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued) October 31, 2010

account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/10	10/31/10	5/1/10 – 10/31/10
Actual	$1,000.00	$1,007.60	$6.27
Hypothetical (5% return
before expenses)	1,000.00	1,018.95	6.31

*	Expenses are equal to the annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS October 31, 2010

COMMON STOCKS – 82.5%	Shares	Value

Apparel Manufacturing – 3.0%
VF Corporation	12,150	$1,011,366

Beverage and Tobacco Product Manufacturing – 3.6%
Loews Corporation	30,000	1,184,400

Broadcasting (except Internet) – 3.7%
Comcast Corporation – Class A	60,400	1,243,032

Chemical Manufacturing – 7.3%
Allergan, Inc.	16,950	1,227,349
Amgen, Inc. (a)	11,300	646,247
Pfizer, Inc.	31,595	549,753
		2,423,349
Computer and Electronic Product Manufacturing – 8.0%
Cynosure, Inc. (a)	43,800	445,884
Dell, Inc. (a)	18,000	258,840
SanDisk Corporation (a)	27,750	1,042,845
Spectrum Control, Inc. (a)	20,000	305,200
Texas Instruments, Inc.	20,000	591,400
		2,644,169
Credit Intermediation and Related Activities – 5.9%
Bank Of New York Mellon Corporation	16,300	408,478
FNB Corporation	48,700	413,950
PNC Financial Services Group, Inc.	21,000	1,131,900
		1,954,328
Insurance Carriers and Related Activities – 5.2%
Arthur J. Gallagher & Company	30,000	844,800
Erie Indemnity Company – Class A	15,300	874,854
		1,719,654
Machinery Manufacturing – 6.2%
General Electric Company	58,000	929,160
Ingersoll-Rand PLC	12,500	491,375
Joy Global, Inc.	9,000	638,550
		2,059,085
Miscellaneous Manufacturing – 2.4%
Medtronic, Inc.	22,900	806,309

Oil and Gas Extraction – 1.2%
El Paso Corporation	30,000	397,800

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) October 31, 2010

COMMON STOCKS – 82.5% (Continued)	Shares	Value

Paper Manufacturing – 2.1%
Kimberly-Clark Corp.	10,750	$680,905

Petroleum and Coal Products Manufacturing – 0.7%
BP PLC – ADR	6,100	249,063

Primary Metal Manufacturing – 1.6%
Alcoa, Inc.	7,000	91,910
Matthews International Corporation – Class A	13,000	429,260
		521,170
Publishing Industries (except Internet) – 7.2%
CA, Inc.	40,000	928,400
Microsoft Corporation	40,600	1,081,584
Opnet Technologies, Inc.	20,000	394,200
		2,404,184
Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.9%
The Charles Schwab Corporation	40,000	616,000

Support Activities for Mining – 0.4%
Hercules Offshore, Inc. (a)	59,100	139,476

Telecommunications – 12.9%
AT&T, Inc.	55,000	1,567,500
Consolidated Communications Holdings, Inc.	33,185	614,586
Telefonos de Mexico SAB de CV – ADR	20,000	309,600
Verizon Communications, Inc.	32,600	1,058,522
Windstream Corporation	57,000	721,620
		4,271,828
Transportation Equipment Manufacturing – 6.6%
The Boeing Company	15,200	1,073,728
Honeywell International, Inc.	23,650	1,114,152
		2,187,880
Utilities – 2.6%
FirstEnergy Corp.	24,100	875,312
TOTAL COMMON STOCKS
(Cost $25,541,077)		27,389,310

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued) October 31, 2010

EXCHANGE TRADED FUNDS – 4.6%	Shares	Value
iShares iBoxx Investment Grade Corporate Bond Fund	8,300	$932,588
iShares MSCI Japan Index Fund	60,000	600,000
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,542,549)		1,532,588

SHORT-TERM INVESTMENTS – 12.8%
Money Market Funds – 2.3%
AIM STIT – Liquid Assets Portfolio
0.198% (b)	764,691	764,691

	Principal
	Amount
U.S. Treasury Bills – 10.5%
United States Treasury Bill
0.113% (c)	$3,500,000	3,499,254
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,264,052)		4,263,945
Total Investments (Cost $31,347,678) – 99.9%		33,185,843
Other Assets in Excess of Liabilities – 0.1%		25,740
TOTAL NET ASSETS – 100.0%		$33,211,583

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security. The rated listed is as of October 31, 2010.
(c)	Rate shown is the effective yield based on the purchase price. The calculation assumes that the security is held to maturity.

  The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES October 31, 2010

ASSETS
Investments, at market value (cost $31,347,678)	$33,185,843
Cash	507
Dividends and interest receivable	57,052
Receivable from Investment Adviser	30,372
Prepaid expenses	6,623
Total assets	33,280,397

LIABILITIES
Payable to Chief Compliance Officer	4,936
Accrued expenses	63,878
Total liabilities	68,814

NET ASSETS	$33,211,583

COMPONENTS OF NET ASSETS
Paid in capital	$32,183,006
Undistributed net investment income	290,936
Accumulated undistributed net realized loss on investments	(1,100,524)
Net unrealized appreciation on investments	1,838,165
Total net assets	$33,211,583
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,520,621
Net Asset Value, Redemption Price and Offering Price Per Share	$13.18

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS For the fiscal year ended October 31, 2010

INVESTMENT INCOME
Income
Dividends*	$732,859
Interest	4,099
Total investment income	736,958

Expenses
Advisory fees (See Note 4)	322,196
Trustee & Officer fees	91,550
Transfer agent fees and expenses	68,265
Legal fees	51,387
Administration fees	51,314
Fund accounting fees	34,906
Registration fees	26,023
Insurance fees	18,268
Audit fees	16,995
Shareholder reporting	10,831
Custody fees	6,834
Other	8,884
Total expenses before waiver and reimbursement of expense	707,453
Less: waiver of expenses and reimbursement from Advisor	(307,960)
Net expenses	399,493
Net investment income	337,465

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	640,014
Change in unrealized appreciation on investments	4,087,250
Net realized and unrealized gain on investments	4,727,264
Net increase in net assets resulting from operations	$5,064,729

*	Net of foreign taxes withheld of $600.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2010	October 31, 2009
OPERATIONS
Net investment income	$337,465	$429,625
Net realized gain (loss) on investments	640,014	(1,542,707)
Change in unrealized appreciation on investments	4,087,250	3,903,037
Net increase in net assets resulting from operations	5,064,729	2,789,955

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(399,970)	(399,664)
Total distributions	(399,970)	(399,664)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,987,138	1,697,498
Proceeds from shares issued in reinvestment of dividends	398,774	397,447
Cost of shares redeemed*	(4,159,029)	(3,925,283)
Net decrease in net assets resulting
from capital share transactions	(1,773,117)	(1,830,338)

Total increase in net assets	2,891,642	559,953

NET ASSETS
Beginning of year	30,319,941	29,759,988

End of year	$33,211,583	$30,319,941

Undistributed net investment income	$290,936	$353,441

CHANGES IN SHARES OUTSTANDING
Shares sold	157,714	169,241
Shares issued in reinvestment of dividends	32,794	41,531
Shares redeemed	(334,608)	(385,989)
Net decrease in Fund shares outstanding	(144,100)	(175,217)
Shares outstanding, beginning of year	2,664,721	2,839,938
Shares outstanding, end of year	2,520,621	2,664,721

*	Net of redemption fees of $1,745 and $780, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	For the Year Ended October 31,
	2010	2009	2008	2007	2006
Net asset value,
beginning of year	$11.38	$10.48	$17.53	$16.61	$15.24
Income (loss) from
investment operations:
Net investment income	0.13	0.16	0.15	0.12	0.10
Net realized and unrealized
gain (loss) on investments	1.82	0.88	(6.66)	1.43	2.01
Total from
investment operations	1.95	1.04	(6.51)	1.55	2.11
Less dividends and distributions:
Dividends from
net investment income	(0.15)	(0.14)	(0.14)	(0.12)	(0.06)
Distributions from
net realized gains	—	—	(0.40)	(0.51)	(0.68)
Total dividends
and distributions	(0.15)	(0.14)	(0.54)	(0.63)	(0.74)
Redemption fees:	0.00 #	0.00 #	0.00 #	0.00 #	0.00 #
Net asset value, end of year	$13.18	$11.38	$10.48	$17.53	$16.61
Total return1	17.27%	10.21%	(38.19%)	9.54%	14.38%
Supplemental data and ratios:
Net assets, end of year	$33,211,583	$30,319,941	$29,759,988	$50,835,914	$41,837,711
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	2.20%	2.22%	1.88%	1.68%	1.80%
After expense
reimbursement
and waivers	1.24%	1.24%	1.24%	1.36%	1.50%
Ratio of net investment income
to average net assets:
Before expense
reimbursement
and waivers	0.09%	0.56%	0.36%	0.42%	0.41%
After expense
reimbursement
and waivers	1.05%	1.54%	1.00%	0.73%	0.71%
Portfolio turnover rate	7%	8%	14%	10%	11%

#Amount is less than $0.01 per share.
1Total return reflects reinvested dividends but does not reflect the impact of taxes.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS October 31, 2010

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the Fund) is a series of Fort Pitt Capital Funds, a statutory trust organized in the state of Delaware on August 17, 2001 (the Trust). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income.  The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is traded. If no sale is reported at that time, the mean of the highest reported bid and lowest ask quotations at the close of the exchanges will be used. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision is required.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end October 31, 2010, or for any other tax years which are open for exam. As of October 31, 2010, open tax years include the tax years ended October 31, 2007 through 2010. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

(c)	Summary of Fair Value Exposure at October 31, 2010

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund’s assets carried at value.  The inputs of methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Fort Pitt Capital Total Return Fund
Investments in:
Common Stock*	$27,389,310	$—	$—	$27,389,310
Exchange-Traded Funds	1,532,588	—	—	1,532,588
U.S. Treasury Bills	—	3,499,254	—	3,499,254
Money Market Funds	764,691	—	—	764,691
Total	$29,686,589	$3,499,254	$—	$33,185,843

* For detailed industry breakout. See the Schedule of Investments.

The Fund did not hold any investments during the reporting period which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.

(d)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.

(g)	Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  There were no reclassifications for the year ended October 31, 2010.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(h)	Tax Information

The tax character of distributions paid during the fiscal years ended October 31, 2010 and 2009 were as follows:

	2010	2009
Ordinary Income	$399,970	$399,664
Long Term Capital Gain	$—	$—

 As of October 31, 2010, the components of capital on a tax basis were as follows:

Cost of investments	$31,360,154
Gross unrealized appreciation	5,622,994
Gross unrealized depreciation	(3,797,305)
Net unrealized appreciation	1,825,689
Undistributed ordinary income	290,936
Undistributed long-term capital gain	—
Total distributable earnings	290,936
Other accumulated losses	(1,088,048)
Total accumulated earnings/losses	$1,028,577

The difference between book basis and tax basis unrealized depreciation is due to wash sale deferrals for federal income tax purposes.
At October 31, 2010, the Fund had capital losses which may be carried forward to offset future capital gains as shown below:

Capital Losses Expiring in:
2017	$1,008,048

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Interest income is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(j)	Share Valuation

The net asset value (NAV) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on the redemption or exchange of shares held for 180 days or less.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

3. INVESTMENT TRANSACTIONS

During the fiscal year ended October 31, 2010, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$1,832,967
Sales	$3,783,953

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the Agreement) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through May 17, 2012, all or a portion of the advisory fee, and to assume at its own expense certain expenses otherwise payable by the Fund in order to limit the Fund’s total annual operating expenses to 1.24%.

For the fiscal year ended October 31, 2010, the Fund incurred advisory fees of $322,196 and waived/reimbursed expenses of $307,960 for a net advisory fee of $14,216. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

October 31,
2011	2012	2013	Total
$266,244	$273,165	$307,960	$847,369

5. TRUSTEE & OFFICER FEES

Trustee and officer fees includes Chief Compliance Officer fees which totaled $14,007 for the fiscal year ended October 31, 2010.

Fort Pitt Capital Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, as of October 31, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fort Pitt Capital Total Return Fund as of October 31, 2010 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania December 22, 2010

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees.  Information pertaining to the Trustees and Officers of the Trust is set forth below.  Unless noted otherwise, each person has held the position listed for a minimum of five years.  The SAI includes additional information about the Trust’s officers and trustees and is available, without charge, upon request.

Independent Trustees

				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Robert J. Dickson	Trustee,	Indefinite	Private Investor. Managing	1	None
c/o Fort Pitt Capital		Term;	Director of Dickson Consulting,
Group, Inc.		Since	Chief Financial Officer and Senior
680 Anderson Drive		December	Vice President of Cardiac Assist,
Foster Plaza Ten		2001	Inc. (medical device company).
Pittsburgh, PA 15220	Chairman	Indefinite
Birthdate: 7/23/49	& President	Term;
Since
October
2010

Ronald V. Pellegrini, M.D.	Trustee	Indefinite	Chief of Adult Cardiothoracic	1	None
c/o Fort Pitt Capital		Term;	Surgery, UPMC - Passavant
Group, Inc.		Since	Hospital.
680 Anderson Drive		December
Foster Plaza Ten		2001
Pittsburgh, PA 15220
Birthdate: 5/23/36

Bradley J. Franc	Trustee	Indefinite	Vice President and Director,	1	None
c/o Fort Pitt Capital		Term;	Houston Harbaugh, P.C. (law firm).
Group, Inc.		Since
680 Anderson Drive		September
Foster Plaza Ten		2008
Pittsburgh, PA 15220
Birthdate: 8/23/58

Donald F. Smith, Jr.	Trustee	Indefinite	President of the Regional	1	None
c/o Fort Pitt Capital		Term;	Industrial Development Corp.
Group, Inc.		Since	(regional economic development
680 Anderson Drive		September	not-for-profit organization
Foster Plaza Ten		2008	specializing in real estate)
Pittsburgh, PA 15220			(2009 - present); Founder and
Birthdate: 10/2/64			Director of the University
Partnership of Pittsburgh
(2002 - 2009) (economic
development joint venture).

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) (Continued)

Interested Trustees and Officers

				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Douglas W. Kreps	Trustee	Indefinite	Managing Director of	1	None
Fort Pitt Capital		Term;	Fort Pitt Capital Group, Inc.
Group, Inc.		Since
680 Andersen Drive		December
Foster Plaza Ten		2001
Pittsburgh, PA 15220
Birthdate: 1/4/69

Charles A. Smith	Treasurer	Indefinite	Chief Investment Officer of	Not	Not
Fort Pitt Capital		Term;	Fort Pitt Capital Group, Inc.	Applicable	Applicable
Group, Inc.		Since
680 Andersen Drive		December
Foster Plaza Ten		2001
Pittsburgh, PA 15220	Vice	Indefinite
Birthdate: 12/8/59	President	Term;
Since
October
2010

Theodore Bovard	Interim	Indefinite	Chief Compliance Officer and	Not	Not
Fort Pitt Capital	Chief	Term	Managing Director of Fort Pitt	Applicable	Applicable
Group, Inc.	Compliance	Since	Capital Group, Inc.
680 Andersen Drive	Officer	October
Foster Plaza Ten		2010
Pittsburgh, PA 15220	Secretary	Indefinite
Birthdate: 8/4/65		Term;
Since
October
2010

FEDERAL TAX INFORMATION (Unaudited)

The Fund designates $0 as long-term capital gain dividends for the fiscal year ended October 31, 2010, pursuant to Section 852(b)(3)(C) of the Internal Revenue Code (“Code”).

For the fiscal year ended October 31, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The Fund designated 100% of dividends declared during the fiscal year ended October 31, 2010 from ordinary income as qualified dividend income.

The Fund designated 100% of ordinary income distributions qualifying for the corporate dividends received deduction for corporate shareholders for the fiscal year ended October 31, 2010.

Fort Pitt Capital Total Return Fund

NOTICE OF PRIVACY POLICY

Your privacy is important to us.  We are committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

  PP-1

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FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania  15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL TO THE TRUST
Metz Lewis Brodman Must O’Keefe LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania  15222

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Stradley Ronon Stevens & Young LLP
One Commerce Square, Suite 2600
Philadelphia, Pennsylvania  19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775.  Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2009 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q.  The Fund’s Forms N-Q are available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov; the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-688-8775.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert J. Dickson and Bradley J. Franc are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were qualified dividend income testing.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2010	FYE 10/31/2009
Audit Fees	$15,150	$15,000
Audit-Related Fees	$0	$0
Tax Fees	$2,900	$2,850
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2010	FYE 10/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2010	FYE 10/31/2009
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Fort Pitt Capital Funds

By (Signature and Title)*        /s/Robert Dickson
Robert Dickson, President

Date     January 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Robert Dickson
Robert Dickson, President

Date     January 3, 2011

By (Signature and Title)*        /s/Charles A. Smith
Charles A. Smith, Treasurer

Date     January 3, 2011

* Print the name and title of each signing officer under his or her signatur